Staff costs - Performance share plan (Details)	12 Months Ended
Dec. 31, 2019 company
Share-based payment arrangement
Plan achievement percentage	65.67%
Performance share plan first cycle
Share-based payment arrangement
Number of benchmark group credit institutions	15
Performance share plan second cycle
Share-based payment arrangement
Maximum number of shares to which a beneficiary is entitled (as a percent)	20.00%
Number of benchmark group credit institutions	17